++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the I- + +Net Tollkeeper Portfolio has been filed with the Securities and Exchange +
+Commission, but has not yet become effective. The information in the          +
+prospectus is not complete and may be changed. Interests in the new           +
+Investment Option and shares of the I-Net Tollkeeper Portfolio may not be + +sold until the Fund's registration statement is effective. This supplement +
+and preliminary prospectus are not an offer to sell interests in the          +
+Investment Option or shares of the I-Net Tollkeeper Portfolio and do not + +solicit an offer to buy interests or shares in any state where the offer or +
+sale is not permitted.                                                        +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

     Supplement to Prospectuses Dated May 1, 1999 for Pacific Select Exec, Pacific Select Exec II, Pacific Select Choice, Pacific Select Estate Maximizer,
      Pacific Select Estate Preserver, Pacific Select Estate Preserver II, variable life insurance policies (individually, the "Policy") issued by
                         Pacific Life Insurance Company

                       Date of Supplement: March 1, 2000

This supplement changes the Prospectuses to reflect the following :

                      ---------------------------------------------------------
A new Variable         The new Investment Option will invest in a new
Investment Option      Portfolio of the Pacific Select Fund called the I-Net
will be available      Tollkeeper Portfolio. Below is information summarizing
May 1, 2000            the new Portfolio:


 . I-Net Tollkeeper

                   ---------------------------------------------------------------------------------
                                                                            Primary Investments
                   Portfolio Manager                Objective           (under normal circumstances)
                   ---------------------------------------------------------------------------------
                   Pacific Life Insurance  Long-term growth of capital.   Equity securities of
                   Company, the adviser,                                  companies which use,
                   and the Fund have                                      support, or relate
                   retained Goldman Sachs                                 directly or indirectly
                   Asset Management as                                    to use of the Internet.
                   portfolio manager                                      Such companies include
                                                                          those in the media,
                                                                          telecommunications, and
                                                                          technology sectors.
                   ---------------------------------------------------------------------------------


                       This chart is only a summary. For more complete information on the Portfolio, including a discussion of the Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the prospectus carefully.

                      ---------------------------------------------------------
An overview of the     The following is added to the chart under Fees and
Policy is amended      Expenses Paid by the Pacific Select Fund:

                   --------------------------------------------------------------
                   Portfolio          Advisory Fee Other Expenses Total Expenses+
                   --------------------------------------------------------------
                   I-Net Tollkeeper*     1.50%         0.15%           1.65%

                       * Expenses are estimated. There were no actual advisory
                         fees or other expenses for this Portfolio in 1999 because the Portfolio has not yet started. See Fees and Expenses Paid by Pacific Select Fund in the Prospectus for information about expense caps through December 31, 2000 for this Portfolio.

                       + Effective January 1, 2000, the Fund implemented a
                         brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0017% or less of any portfolio's average daily net assets.

                      ---------------------------------------------------------
Allocating Your        This information is added to the discussion in the
Premiums is            Prospectus on Allocating Your Premiums. In your
amended                Prospectus this may be called Allocation of Net
                       Premiums or Allocation of Premiums.

                       You may instruct us to allocate all or part of your net premiums to the I-Net Tollkeeper Investment Option on or after May 1, 2000. You may not instruct us to allocate your net premiums to this Investment Option prior to May 1, 2000, when the Option first becomes available. Your net premium or Policy's Accumulated Value may be invested in up to 20 Investment Options at any one time.

                      ---------------------------------------------------------
Transfers of           This information is added to the discussion in the
Accumulated Value      Prospectus on Transfers of Accumulated Value.
is amended

                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the I-Net Tollkeeper Investment Option, subject to the limitation on Investment Options described above. For the I-Net Tollkeeper Investment Option, you may not specify a date prior to May 1, when the Option first becomes available. If you specify May 1 for the I-Net Tollkeeper Investment Option, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on May 1, 2000, or, if we hold your net premiums in the Money Market Investment Option, your Free-Look Transfer Date, whichever is later. You may revoke your transfer instructions at any time before we transfer Accumulated Value by providing us with a revocation in proper form, which we must receive no later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the I-Net Tollkeeper Investment Option will not become effective on May 1, in which case we would not effect the transfer to this Option, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the I-Net Tollkeeper becomes effective, if ever, or your Free-Look Transfer Date, if later, unless you instruct otherwise.

                      ---------------------------------------------------------
Illustrations is      This information is added to the discussion in the
amended               Prospectus on Illustrations.

                      We will provide you with illustrations based on
If you ask us,        different sets of assumptions upon your request. You
we'll provide you     can request such illustrations at any time.
with different        Illustrations may help you understand how your policy
kinds of              values would vary over time based on different
illustrations.        assumptions. We have filed examples of such an
                      illustration as an exhibit to the registration
 . Illustrations       statement that relates to each Policy on file with the
  based on            SEC.
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  Portfolio of the
  Fund in which the
  Variable Account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.


2